Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [text block] [Abstract]
Schedule of stock option activity
	Number of Stock Options	Weighted Average Exercise Price
Outstanding options, December 31, 2017	59,172	48.56
Granted	15,241	55.98
Exercised	(8,965)	35.83
Outstanding options, December 31, 2018	65,448	49.00
Granted	17,655	59.01
Expired	(518)	65.57
Outstanding options, December 31, 2019	82,585	$52.34
Granted	279,190	6.47
Expired	(33,707)	39.79
Outstanding options, December 31, 2020	328,068	$14.66
	Number of options	Weighted average exercise price
Outstanding agent options, December 31, 2017	9,593	$45.10
Granted	1,572	67.18
Exercised	(2,733)	40.31
Expired	(382)	39.19
Outstanding agent options, December 31, 2018	8,050	$47.91
Granted	5,025	45.58
Exercised	(5,668)	43.71
Expired	(810)	53.00
Outstanding agent options, December 31, 2019	6,597	50.53
Granted	445,926	7.36
Outstanding agent options, December 31, 2020	452,523	$8.02
	Number of warrants	Weighted average exercise price
Outstanding, December 31, 2017	172,954	$62.44
Granted	31,888	67.18
Exercised	(18,268)	55.98
Expired	(36,900)	74.73
Outstanding, December 31, 2018	149,674	$60.16
Granted	80,110	54.64
Exercised	(80,865)	54.64
Expired	(36,920)	73.22
Outstanding, December 31, 2019	111,999	$59.02
Granted	3,479,534	8.96
Outstanding, December 31, 2020	3,591,533	$10.55

Schedule stock options outstanding
Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
01-Jan-17	2,207	2,207	40.37	01-Jan-22	1.00
11-Jan-17	2,483	2,483	40.94	11-Jan-22	1.03
04-Apr-17	6,897	6,897	62.54	04-Apr-22	1.26
24-Jul-17	8,619	8,619	78.47	24-Jul-22	1.56
24-Dec-18	14,620	12,103	56.86	24-Dec-23	2.98
15-Jan-19	828	276	56.86	15-Jan-24	3.04
21-Mar-19	12,345	10,943	62.55	21-Mar-24	3.47
01-Dec-19	1,293	1,293	56.86	01-Dec-21	0.92
01-Jan-20	2,069	689	56.86	31-Oct-25	4.75
01-Jan-20	207	207	56.86	01-Dec-21	0.89
15-Nov-20	95,000	11,875	6.00	15-Nov-30	9.88
15-Nov-20	181,500	22,688	6.00	15-Nov-25	4.88
Total	328,068	80,280	14.66		5.93
Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
December 24, 2018	1,572	1,572	65.90	December 24, 2021	0.98
December 23, 2019	5,025	5,025	45.58	December 23, 2021	0.98
July 28, 2020	1,702	1,702	20.47	July 28, 2022	1.57
September 29, 2020	113,500	113,500	$6.60	September 28, 2025	4.74
September 29, 2020	266,000	266,000	$6.85	September 28, 2025	4.74
December 31, 2020	64,724	64,724	$11.50	June 30, 2024	3.5
Total	452,523	452,523	$8.02		4.49
Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
24-Dec-18	31,887	$68.23	24-Dec-21
29-Aug-19	25,863	$68.23	29-Aug-21
23-Dec-19	54,248	$51.18	23-Dec-22
23-Jun-20	10,897	$34.12	23-Jun-21**
July 28, 2020	74,138	$20.47	28-Jul-22
September 29, 2020	2,100,000	$6.85	28-Sep-25
December 31, 2020	1,294,500	$11.50	30-June-24
Total	3,591,533	$10.55
**	These 10,897 share purchase warrants at $34.12 expired subsequent to the year end.

Schedule of weighted average assumptions
	2020	2019		2018
Stock price	$6.47	$	CAD 72.50	$	CAD 62.35
Risk-free interest rate	1.68%		1.5%		1.9%
Expected life	5		4.8		5
Annualized volatility	83%		143%		148%
Dividend rate	0.00%		0.00%		0.00%